Timothy F. Silva

+1 617 526 6502 (t)

+1 617 526 5000 (f)

timothy.silva@wilmerhale.com

March 8, 2013

VIA EDGAR

Securities and Exchange Commission

File Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Amendment No. 1 to Registration Statement on Form N-2 for Interests of Excelsior Private Markets Fund II (TI), LLC (the “Fund”); File No. 811-22475

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Fund pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”) and Rule 8b-11 thereunder, (2) General Instruction C to Form N-2 and (3) Regulation S-T is Amendment No. 1 to the Fund’s registration statement on Form N-2 (the “Amendment”), including the Fund’s prospectus, statement of additional information and Part C.

The Fund is part of a master-feeder structure in which the Fund invests all or substantially all of its assets in Excelsior Private Markets Fund II (Master), LLC (the “Master Fund”). Another feeder fund, Excelsior Private Markets Fund II (TE), LLC (the “TE Fund”) also invests all or substantially all of its assets in the Master Fund. The Fund, the TE Fund and the Master Fund have substantially the same investment objectives, policies and strategies. Amendments to the registration statements of the Master Fund and the TE Fund are being filed concurrently with the Fund’s Amendment.

The Amendment is being filed to (i) reflect the Fund’s responses to comments of the staff of the Securities and Exchange Commission (“Commission”) transmitted via written correspondence (ii) add updated expense information and other required disclosure and (iii) make certain other nonmaterial changes to the Fund’s registration statement filed September 15, 2010. The Fund, the TE Fund and the Master Fund are also filing concurently as correspondence a letter specifically responding to the staff’s comments.

Pursuant to Rule 302 under Regulation S-T, the Fund will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures. Because interests in the Fund will not be registered under the Securities Act there is no registration fee owed.

If you have any questions or comments concerning the Amendment, please contact Kasey L. Lekander at (617) 526-6901 or me at (617) 526-6502, counsel to the Fund.

March 8, 2013

Very truly yours,

/s/ Timothy F. Silva

Timothy F. Silva

cc:	Steven L. Suss Marina Belaya, Esq. Kasey L. Lekander, Esq.